Class Y Shares | Diamond Hill Select Fund
Diamond Hill Select Fund
Investment Objective
The investment objective of the Diamond Hill Select Fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class Y Shares Diamond Hill Select Fund Class Y
Management fees	0.70%
Distribution (12b-1) fees	none
Other expenses	0.11%
Total annual fund operating expenses	0.81%

Expense Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class Y Shares Diamond Hill Select Fund Class Y	83	259	450	1,002

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Class Y Shares Diamond Hill Select Fund Class Y	83	259	450	1,002

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 38% of the average value of its portfolio.
Principal Investment Strategy
The fund, under normal market conditions, invests its assets in 30 to 40 select U.S. equity securities of any size capitalization that Diamond Hill Capital Management, Inc. ("the Adviser") believes are undervalued. Equity securities consist of common and preferred stocks, rights and warrants, S&P Depositary Receipts ("SPDRs"), American Depositary Receipts ("ADRs") and other similar instruments.

The Adviser focuses on estimating a company's value independent of its current stock price. To estimate a company's value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on "bottom-up" analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser's estimate of a company's value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

Once a stock is selected, the Adviser continues to monitor the company's strategies, financial performance and competitive environment. The Adviser may sell a security as it reaches the Adviser's estimate of the company's value; if it believes that the company's earnings, revenue growth, operating margin or other economic factors are deteriorating or if it identifies a stock that it believes offers a better investment opportunity.
Main Risks
All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Equity Market Risk Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund's investments goes down, your investment in the fund decreases in value.

Small Cap and Mid Cap Company Risk Investments in small cap and mid cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap and mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Securities Lending Risk To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: "investment risk" and "borrow default risk." Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Management Risk The Adviser's judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser's intrinsic value-oriented approach may fail to produce the intended results.
Performance
The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. The performance shown for Class Y shares prior to their inception on December 30, 2011 is based on the performance of Class A shares of the Fund, which invest in the same portfolio of securities, but which are not offered in this prospectus. Prior performance for Class Y shares has been adjusted to reflect differences in sales charges between Class Y shares and Class A shares. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.
Class Y Annual Total Return years ended 12/31

Best Quarter:	2Q ’09, +19.60%	Worst Quarter:	4Q ’08, -20.73%

Average Annual Total Returns as of 12/31/12
After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Average Annual Total Returns Class Y Shares Diamond Hill Select Fund	Inception Date of Class	One Year	Five Year	Since Inception
Class Y	Dec. 30, 2011	11.69%	1.44%	3.70%
Class Y Return after Taxes on Distributions	Dec. 30, 2011	11.10%	1.18%	3.00%
Class Y Return after Taxes on Distributions and Sales of Fund Shares	Dec. 30, 2011	8.37%	1.18%	2.90%
Russell 3000 Index		16.42%	2.04%	4.34%

Historical performance for Class Y shares prior to their inception is based on the performance of Class A shares. The inception date for Class A is 12/30/2005. Class Y performance has been adjusted to reflect differences in sales charges.

The Russell 3000 Index is a market-capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization.

You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.